Russell Investment Funds

RUSSELL INVESTMENT FUNDS

Supplement dated September 10, 2024, to

U.S. STRATEGIC EQUITY FUIND

U.S. SMALL CAP EQUITY FUND

GLOBAL REAL ESATE SECURITIES FUND

INTERNATIONAL DEVELOPED MARKETS FUND

STRATEGIC BOND FUND

SUMMARY PROSPECTUS DATED May 1, 2024

As supplemented September 10, 2024

I. SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus and SAI, both dated May 1, 2024, as supplemented through September 10, 2024, and the Fund’s most recent shareholder report, dated June 30, 2024, are all incorporated by reference into this Summary Prospectus.